Submission	Aug. 17, 2026
Submission [Line Items]
Central Index Key	0000018654
Registrant Name	Ameren Illinois Co
Registration File Number	333-297949-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES